Intangible Assets - Summary of Changes in Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 18, 2017	Dec. 31, 2021	Dec. 31, 2020
Finite and Indefinite Lived Intangible Assets [Roll Forward]
Amortization		$ (0.9)	$ (1.1)
Goodwill [Roll Forward]
Goodwill, Beginning of the period		3.9	3.9
Goodwill, Additions (Disposals)		0.0	0.0
Goodwill, Impairment Loss		0.0	0.0
Goodwill, End of the Period		3.9	3.9
Intangible Assets and goodwill, Beginning of the period		22.8	23.9
Intangible Assets and Goodwill, Additions (Disposals)		0.0	0.0
Goodwill and Intangible Asset Impairment		0.0	0.0
Intangible Assets and goodwill, End of the period		21.9	22.8
Trademarks
Finite and Indefinite Lived Intangible Assets [Roll Forward]
Intangible Assets, Beginning of the period		1.6	1.9
Intangible Assets acquired (disposed)	$ 0.0		0.0
Amortization		(0.3)	(0.3)
Impairment of intangible assets (excluding goodwill)		0.0	0.0
Intangible Assets, End of the period		1.3	1.6
Agency Relationships
Finite and Indefinite Lived Intangible Assets [Roll Forward]
Intangible Assets, Beginning of the period		0.6	1.2
Intangible Assets acquired (disposed)	0.0		0.0
Amortization		(0.6)	(0.6)
Impairment of intangible assets (excluding goodwill)		0.0	0.0
Intangible Assets, End of the period		0.0	0.6
Renewal Rights
Finite and Indefinite Lived Intangible Assets [Roll Forward]
Intangible Assets, Beginning of the period		0.0	0.0
Intangible Assets acquired (disposed)			0.0
Amortization			0.0
Impairment of intangible assets (excluding goodwill)			0.0
Intangible Assets, End of the period			0.0
Non-compete Agreements
Finite and Indefinite Lived Intangible Assets [Roll Forward]
Intangible Assets, Beginning of the period		0.0	0.2
Intangible Assets acquired (disposed)	$ 0.0		0.0
Amortization		0.0	(0.2)
Impairment of intangible assets (excluding goodwill)		0.0	0.0
Intangible Assets, End of the period		0.0	0.0
Insurance Licenses
Finite and Indefinite Lived Intangible Assets [Roll Forward]
Intangible Assets, Beginning of the period		16.7	16.7
Intangible Assets acquired (disposed)		0.0	0.0
Amortization		0.0	0.0
Impairment of intangible assets (excluding goodwill)		0.0	0.0
Intangible Assets, End of the period		$ 16.7	$ 16.7